Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2019	Dec. 31, 2018
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.90%	2.00%
Discount rate	9.60%	10.50%
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.90%	2.00%
Discount rate	8.60%	9.60%
Europe Middle East Asia and Africa Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.50%	2.00%
Discount rate	8.90%	11.40%
Europe Middle East Asia and Africa Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	1.50%	2.00%
Discount rate	7.90%	10.50%
Europe Middle East Asia and Africa rest of region [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	3.30%	3.50%
Discount rate	11.60%	13.40%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Discount rate	10.80%	12.30%